As filed with the Securities and Exchange Commission on August 11, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21631

HELIOS ADVANTAGE INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-HYPERION

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

HELIOS ADVANTAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES - 0.0%
Collateralized Loan Obligation - 0.0%
Credit Genesis CLO 2005 [3,4,5]
(Cost $3,000,000)	0.00%	06/23/10	$3	$0

INVESTMENT GRADE CORPORATE BONDS - 11.9%
Consumer Cyclical - 0.6%
Yum! Brands Inc. [2]
(Cost $266,512)	8.88	04/15/11	250	272,897

Consumer Non-Cyclical - 6.2%
Altria Group Inc. [2]	9.70	11/10/18	500	573,223
Anheuser-Busch InBev Worldwide Inc. [2,3,4]	7.75	01/15/19	750	820,242
CVS Caremark Corp. [2]	5.75	06/01/17	1,000	1,005,168
McKesson Corp. [2]	5.25	03/01/13	250	254,327

Total Consumer Non-Cyclical
(Cost $2,530,723)				2,652,960

Industrials - 1.1%
Allied Waste North America Inc. [2]
(Cost $491,295)	6.88	06/01/17	500	495,000

Telecommunications - 4.0%
Qwest Corp. [2]	6.88	09/15/33	1,225	894,250
Rogers Communications Inc. [2]	6.80	08/15/18	750	804,020

Total Telecommunications
(Cost $1,655,721)				1,698,270

Total INVESTMENT GRADE CORPORATE BONDS
(Cost $4,944,251)				5,119,127

HIGH YIELD CORPORATE BONDS - 113.3%
Basic Industry - 17.2%
AK Steel Corp. [2]	7.75	06/15/12	1,250	1,212,500
Arch Western Finance LLC	6.75	07/01/13	900	821,250
Buckeye Technologies Inc.	8.50	10/01/13	500	465,000
Domtar Corp.	10.75	06/01/17	250	240,000
Freeport McMoRan Copper & Gold [2]	8.38	04/01/17	900	906,750
Georgia-Pacific Corp.	8.13	05/15/11	1,000	1,000,000
Steel Dynamics Inc. [2]	6.75	04/01/15	1,000	890,000
US Steel Corp. [2]	7.00	02/01/18	1,400	1,216,232
Westlake Chemical Corp. [2]	6.63	01/15/16	750	656,250

Total Basic Industry
(Cost $7,090,422)				7,407,982

Capital Goods - 10.8%
Alliant Techsystems Inc.	6.75	04/01/16	900	825,750
Case Corp. [2]	7.25	01/15/16	500	450,625
Crown Americas LLC	7.75	11/15/15	275	268,812
Crown Cork & Seal Company Inc.	8.00	04/15/23	475	408,500
L-3 Communications Corp. [2]	6.13	01/15/14	1,000	930,000
Mueller Water Products Inc.	7.38	06/01/17	500	368,750
Owens-Illinois Inc.	7.80	05/15/18	575	542,656
Terex Corp. [2]	7.38	01/15/14	950	869,250

Total Capital Goods
(Cost $4,943,129)				4,664,343

Consumer Cyclical - 17.4%
ACE Hardware Corp. [2,3,4]	9.13	06/01/16	500	491,250
Collective Brands Inc.	8.25	08/01/13	250	231,250
Couche-Tard U.S. LP	7.50	12/15/13	1,000	975,000
Ford Motor Credit Co.	7.00	10/01/13	575	462,318
GameStop Corp. [2]	8.00	10/01/12	1,000	1,007,500
General Motors Corp. [1]	7.13	07/15/13	250	30,625
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. [3,4]	11.25	06/01/17	600	567,000
KAR Holdings Inc.	10.00	05/01/15	250	205,000
Levi Strauss & Co.	9.75	01/15/15	900	884,250
Limited Brands Inc. [3,4]	8.50	06/15/19	300	287,427
MGM Mirage Inc.	8.38	02/01/11	725	580,000
Phillips-Van Heusen Corp. [2]	7.25	02/15/11	800	788,000
Rite Aid Corp.	8.63	03/01/15	700	465,500

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS ADVANTAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
TRW Automotive Inc. [3,4]	7.25%	03/15/17	$750	$517,500

Total Consumer Cyclical
(Cost $7,480,016)				7,492,620

Consumer Non-Cyclical - 10.0%
Church & Dwight Company Inc. [2]	6.00	12/15/12	800	796,000
Constellation Brands Inc. [2]	7.25	05/15/17	1,050	971,250
Delhaize Group [2]	6.50	06/15/17	750	765,880
Jarden Corp.	7.50	05/01/17	1,000	875,000
Stater Brothers Holdings	8.13	06/15/12	425	418,625
SUPERVALU Inc.	7.50	05/15/12	500	495,000

Total Consumer Non-Cyclical
(Cost $4,290,107)				4,321,755

Energy - 17.7%
Chesapeake Energy Corp. [2]	6.88	01/15/16	1,150	1,014,875
El Paso Corp. [2]	6.88	06/15/14	500	466,622
Frontier Oil Corp. [2]	6.63	10/01/11	800	780,000
Newfield Exploration Co. [2]	6.63	09/01/14	500	460,625
Pioneer Natural Resource [2]	6.65	03/15/17	500	437,677
Quicksilver Resources Inc.	11.75	01/01/16	450	465,750
Range Resources Corp. [2]	7.50	05/15/16	500	480,000
SeaMetric International AS [5]	11.63	05/25/12	1,700	340,000
SESI LLC	6.88	06/01/14	750	680,625
Southwestern Energy Co. [2,3,4]	7.50	02/01/18	550	528,000
Whiting Petroleum Corp.	7.25	05/01/13	1,000	947,500
Williams Companies Inc. [2,3,4]	6.38	10/01/10	1,000	999,805

Total Energy
(Cost $8,948,794)				7,601,479

Industrials - 1.2%
Solo Cup Co. [3,4]
(Cost $502,700)	10.50	11/01/13	500	501,250

Media - 5.4%
Charter Communications Operating LLC [3,4,6]	8.38	04/30/14	1,400	1,340,500
Mediacom Broadband LLC	8.50	10/15/15	1,075	967,500

Total Media
(Cost $2,303,440)				2,308,000

Services Cyclical - 11.4%
AMC Entertainment Inc. [3,4]	8.75	06/01/19	875	822,500
ARAMARK Corp.	8.50	02/01/15	900	873,000
FireKeepers Development Authority [3,4]	13.88	05/01/15	500	461,250
Iron Mountain Inc.	8.75	07/15/18	700	689,500
Pokagon Gaming Authority [3,4]	10.38	06/15/14	500	490,000
Seneca Gaming Corp.	7.25	05/01/12	500	432,500
United Rentals North America Inc.	6.50	02/15/12	1,150	1,115,500

Total Services Cyclical
(Cost $4,918,063)				4,884,250

Services Non-Cyclical - 3.7%
HCA Inc.	9.25	11/15/16	700	689,500
Service Corp. International	6.75	04/01/16	1,000	902,500

Total Services Non-Cyclical
(Cost $1,535,031)				1,592,000

Technology & Electronics - 5.6%
Flextronics International Limited	6.25	11/15/14	1,075	1,005,125
Sungard Data Systems Inc.	10.25	08/15/15	1,500	1,385,625

Total Technology & Electronics
(Cost $2,404,616)				2,390,750

Telecommunications - 12.9%
American Tower Corp. [2]	7.00	10/15/17	1,250	1,209,375
Cincinnati Bell Inc.	8.38	01/15/14	425	393,125
CSC Holdings Inc. [3,4]	8.50	04/15/14	800	793,000
Frontier Communications Corp. [2]	6.25	01/15/13	900	828,000
Lamar Media Corp.	6.63	08/15/15	900	787,500
PAETEC Holding Corp.	9.50	07/15/15	500	433,750
Windstream Corp. [2]	7.00	03/15/19	1,250	1,087,500

Total Telecommunications
(Cost $5,635,953)				5,532,250

Total HIGH YIELD CORPORATE BONDS
(Cost $50,052,271)				48,696,679

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS ADVANTAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2009

	Shares	Value
COMMON STOCKS - 4.7%
Consumer Products - 0.7%
The Coca-Cola Co.
(Cost $283,827)	6,250	$299,938

Energy - 0.8%
Southern Union Co.	17,850	328,261

(Cost $264,235)
Industrials - 0.9%
General Electric Co.	21,500	251,980
United States Steel Corp.	4,000	142,960

Total Industrials
(Cost $477,911)		394,940

Telecommunications - 2.3%
AT&T Inc.	11,250	279,450
Frontier Communications Corp.	19,400	138,516
Qwest Communications International Inc.	31,900	132,385
Verizon Communications Inc.	9,350	287,326
Windstream Corp.	16,750	140,030

Total Telecommunications
(Cost $1,098,284)		977,707

Total COMMON STOCKS
(Cost $2,124,257)		2,000,846

Total Investments - 129.9%
(Cost $60,120,779)		55,816,652
Other Assets in Excess of Liabilities - (29.9)%		(12,844,974)

NET ASSETS - 100.0%		$42,971,678

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

June 30, 2009

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Issuer is currently in default on its regularly scheduled interest payment.

2	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreement.

3	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$8,619,724	20.1%
Helios High Income Fund, Inc.	6,729,315	20.9
Helios Multi-Sector High Income Fund, Inc.	6,634,065	18.7
Helios Strategic Income Fund, Inc.	6,421,408	20.8

4	—	Private Placement.

5	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of June 30, 2009, the total values of all such securities were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$340,000	0.8%
Helios High Income Fund, Inc.	0	0.0
Helios Multi-Sector High Income Fund, Inc.	160,000	0.5
Helios Strategic Income Fund, Inc.	300,000	1.0

6	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

CLO	—	Collateralized Loan Obligation.

See Notes to Financial Statements.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1	–	quoted prices in active markets for identical investments

• Level 2	–	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Description:

Quoted Prices (Level 1)	$—	$—	$—	$2,000,846	$2,000,846
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	—	5,119,127	37,625,434	—	42,744,561
Significant Unobservable Inputs (Level 3)	—	—	11,071,245	—	11,071,245

Total	$—	$5,119,127	$48,696,679	$2,000,846	$55,816,652

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

Helios High Income Fund, Inc.
Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total
Description:

Quoted Prices (Level 1)	$—	$—	$—	$1,347,098	$—	$1,347,098
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	—	2,742,670	27,805,879	—	370,000	30,918,549
Significant Unobservable Inputs (Level 3)	—	—	8,777,288	—	—	8,777,288

Total	$—	$2,742,670	$36,583,167	$1,347,098	$370,000	$41,042,935

Helios Multi-Sector High Income Fund, Inc.
Valuation Inputs		Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Description:

Quoted Prices (Level 1)		$—	$—	$—	$1,661,063	$1,661,063
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)		—	3,637,901	30,632,800	—	34,270,701
Significant Unobservable Inputs (Level 3)		—	—	9,124,719	—	9,124,719

Total		$—	$3,637,901	$39,757,519	$1,661,063	$45,056,483

Helios Strategic Income Fund, Inc.
Valuation Inputs		Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Description:

Quoted Prices (Level 1)		$—	$—	$—	$1,763,617	$1,763,617
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)		—	8,503,520	21,954,937	—	30,458,457
Significant Unobservable Inputs (Level 3)		—	—	6,273,727	—	6,273,727

Total		$—	$8,503,520	$28,228,664	$1,763,617	$38,495,801

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.
Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,533,000	$50,462	$12,162,356	$164,002	$13,909,820
Accrued Discounts/ (Premiums)	477	—	41,270	—	41,747
Realized Gain/ (Loss)	(8,071,713)	(1,610,917)	(977,505)	(3,045,709)	(13,705,844)
Change in Unrealized Appreciation/ (Depreciation)	7,909,636	1,569,129	1,953,597	2,958,849	14,391,211
Net purchases (sales)	(1,371,400)	(8,674)	4,895,277	(77,142)	3,438,061
Net transfers in and/or out of Level 3	—	—	(7,003,750)	—	(7,003,750)

Balance as of June 30, 2009	$—	$—	$11,071,245	$—	$11,071,245

Helios High Income Fund, Inc.

Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,126,000	$168,612	$8,914,945	$125,412	$10,334,969
Accrued Discounts/ (Premiums)	288	—	25,639	—	25,927
Realized Gain/ (Loss)	(5,779,753)	(2,445,469)	(911,257)	(1,970,998)	(11,107,477)
Change in Unrealized Appreciation/ (Depreciation)	5,670,440	2,340,908	2,086,148	1,903,066	12,000,562
Net purchases (sales)	(1,016,975)	(64,051)	3,706,813	(57,480)	2,568,307
Net transfers in and/or out of Level 3	—	—	(5,045,000)	—	(5,045,000)

Balance as of June 30, 2009	$—	$—	$8,777,288	$—	$8,777,288

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,223,000	$100,924	$9,031,696	$173,649	$10,529,269
Accrued Discounts/ (Premiums)	432	—	29,240	—	29,672
Realized Gain/ (Loss)	(8,881,140)	(1,454,342)	(1,031,457)	(3,601,759)	(14,968,698)
Change in Unrealized Appreciation/ (Depreciation)	8,725,458	1,370,275	1,979,169	3,511,658	15,586,560
Net purchases (sales)	(1,067,750)	(16,857)	4,047,321	(83,548)	2,879,166
Net transfers in and/or out of Level 3	—	—	(4,931,250)	—	(4,931,250)

Balance as of June 30, 2009	$—	$—	$9,124,719	$—	$9,124,719

HELIOS FUNDS Notes to Financial Statements (Unaudited) June 30, 2009 Helios Strategic Income Fund, Inc.
Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,480,621	$50,462	$8,212,166	$139,883	$9,883,132
Accrued Discounts/ (Premiums)	288	—	24,346	—	24,634
Realized Gain/ (Loss)	(8,914,194)	(1,686,722)	(928,612)	(2,314,922)	(13,844,450)
Change in Unrealized Appreciation/ (Depreciation)	8,587,285	1,644,955	1,771,907	2,239,501	14,243,648
Net purchases (sales)	(1,154,000)	(8,695)	1,765,795	(64,462)	538,638
Net transfers in and/or out of Level 3	—	—	(4,571,875)	—	(4,571,875)

Balance as of June 30, 2009	$—	$—	$6,273,727	$—	$6,273,727

Each Fund may enter into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At June 30, 2009, the Funds had the following reverse repurchase agreements outstanding:

	Helios Advantage Income Fund, Inc.
Face Value	Description	Maturity Amount
$3,535,287	JPMorgan Chase, 2.37%, dated 04/16/09, maturity date 07/15/09	$3,556,252
390,000	JPMorgan Chase, 2.37%, dated 06/10/09, maturity date 07/15/09	390,874
1,121,250	JPMorgan Chase, 2.62%, dated 04/16/09, maturity date 07/15/09	1,128,600
2,109,213	JPMorgan Chase, 2.60%, dated 04/23/09, maturity date 07/28/09	2,123,678
565,988	JPMorgan Chase, 2.04%, dated 05/18/09, maturity date 08/17/09	568,867
6,223,631	JPMorgan Chase, 2.29%, dated 05/18/09, maturity date 08/17/09	6,259,184

$13,945,369	Maturity Amount, Including Interest Payable	$14,027,455

	Market value of Assets Sold Under Agreements	$20,533,504

	Weighted Average Interest Rate	2.37%

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

	Helios High Income Fund, Inc.
Face Value	Description	Maturity Amount
$ 1,584,786	JPMorgan Chase, 2.37%, dated 04/16/09, maturity date 07/15/09	$1,594,184
195,000	JPMorgan Chase, 2.37%, dated 06/10/09, maturity date 07/15/09	195,437
2,811,688	JPMorgan Chase, 2.62%, dated 04/16/09, maturity date 07/15/09	2,829,770
166,275	JPMorgan Chase, 2.62%, dated 06/22/09, maturity date 07/15/09	166,517
292,500	JPMorgan Chase, 1.83%, dated 06/23/09, maturity date 07/28/09	293,006
2,056,265	JPMorgan Chase, 2.60%, dated 04/23/09, maturity date 07/28/09	2,070,367
337,750	JPMorgan Chase, 1.85%, dated 06/09/09, maturity date 08/17/09	338,930
1,658,750	JPMorgan Chase, 2.29%, dated 05/18/09, maturity date 08/17/09	1,668,225
399,219	JPMorgan Chase, 2.29%, dated 05/28/09, maturity date 08/17/09	401,246

$ 9,502,233	Maturity Amount, Including Interest Payable	$9,557,682

	Market value of Assets Sold Under Agreements	$14,253,464

	Weighted Average Interest Rate	2.45%

	Helios Multi-Sector High Income Fund, Inc.
Face Value	Description	Maturity Amount
$ 2,383,630	JPMorgan Chase, 2.37%, dated 04/16/09, maturity date 07/15/09	$2,397,766
390,000	JPMorgan Chase, 2.37%, dated 06/10/09, maturity date 07/15/09	390,874
2,455,688	JPMorgan Chase, 2.62%, dated 04/16/09, maturity date 07/15/09	2,471,785
2,152,015	JPMorgan Chase, 2.60%, dated 04/23/09, maturity date 07/28/09	2,166,774
157,219	JPMorgan Chase, 2.04%, dated 05/18/09, maturity date 08/17/09	158,019
2,661,562	JPMorgan Chase, 2.29%, dated 05/18/09, maturity date 08/17/09	2,676,767
638,750	JPMorgan Chase, 2.29%, dated 05/28/09, maturity date 08/17/09	641,993

$10,838,864	Maturity Amount, Including Interest Payable	$10,903,978

	Market value of Assets Sold Under Agreements	$16,064,427

	Weighted Average Interest Rate	2.44%

	Helios Strategic Income Fund, Inc.
Face Value	Description	Maturity Amount
$ 4,618,036	JPMorgan Chase, 2.37%, dated 04/16/09, maturity date 07/15/09	$4,645,420
390,000	JPMorgan Chase, 2.37%, dated 06/10/09, maturity date 07/15/09	390,874
1,776,689	JPMorgan Chase, 2.60%, dated 04/23/09, maturity date 07/28/09	1,788,875
351,762	JPMorgan Chase, 2.04%, dated 05/18/09, maturity date 08/17/09	353,551
2,024,750	JPMorgan Chase, 2.29%, dated 05/18/09, maturity date 08/17/09	2,036,316
399,219	JPMorgan Chase, 2.29%, dated 05/28/09, maturity date 08/17/09	401,246

$ 9,560,456	Maturity Amount, Including Interest Payable	$9,616,282

	Market value of Assets Sold Under Agreements	$13,298,308

	Weighted Average Interest Rate	2.38%

The average daily balances of reverse repurchase agreements outstanding during the three month period ended June 30, 2009, was approximately $9,234,850, $6,922,745, $7,862,123 and $7,070,175 at a weighted average interest rate of 2.40%, 2.50%, 2.47% and 2.40% for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

The maximum amount of reverse repurchase agreements outstanding at any time during the three month period was $14,471,925, $9,812,508, $12,062,292 and $10,338,926, which was 25.03%, 23.55%, 25.53% and 25.22% of total assets for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at June 30, 2009 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Advantage Income Fund, Inc.	$60,120,779	$1,567,095	$(5,871,222)	$(4,304,127)
Helios High Income Fund, Inc.	42,289,212	1,015,316	(2,261,593)	(1,246,277)
Helios Multi-Sector High Income Fund, Inc.	48,588,858	1,248,029	(4,780,404)	(3,532,375)
Helios Strategic Income Fund, Inc.	41,070,504	874,060	(3,448,763)	(2,574,703)

Designation of Restricted Illiquid Securities

Helios Advantage Income Fund, Inc.
Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Genesis CLO 2005	0.00%	06/23/10	06/17/05	$3,000,000	$0	0.0%

Helios High Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Genesis CLO 2005	0.00%	06/23/10	06/17/05	$1,000,000	$0	0.0%

Helios Multi-Sector High Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Genesis CLO 2005	0.00%	06/23/10	07/20/06	$2,970,000	$0	0.0%

Helios Strategic Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Genesis CLO 2005	0.00%	06/23/10	06/17/05	$1,000,000	$0	0.0%

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Advantage Income Fund, Inc.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr. President

Date: August 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr. President

Date: August 11, 2009

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires Treasurer

Date: August 11, 2009